Leases (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Leases (Details) [Line Items]
Lease expenses	$ 0	$ 6,000	$ 6,000	$ 18,000
Total cash paid	$ 3,175		$ 2,475
Remaining term	48 months		51 months
Discount rate	4.69%		4.69%
Leases [Member]
Leases (Details) [Line Items]
Lease expenses	$ 9,593	$ 3,198	$ 31,977